UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5407

Trust For Credit Unions

(Exact name of registrant as specified in charter)

4900 Sears Tower
Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to: Jeffrey A. Dalke, Esq.
Goldman Sachs & Co.	Drinker Biddle & Reath LLP
One New York Plaza	One Logan Square
New York, New York 10004	18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 621-2550

Date of fiscal year end: August 31

Date of reporting period: February 28, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

TRUST

for Credit Unions

Semiannual Report

February 28, 2005

     The reports concerning the Portfolios included in this unitholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

     TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (the “SEC”) for the first and third quarter of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

     This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus, which contains facts concerning the Portfolios’ objectives and policies, management, expenses and other information.

Please note that an investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.

TCU ECONOMIC SUMMARY

SEMIANNUAL REPORT COMMENTARY

Dear Credit Union Unitholders:

      February 28, 2005 marked the end of the first six months of the fiscal year for Trust for Credit Unions (“TCU”). I am pleased to report that all three Portfolios of TCU produced positive cumulative returns for the period.

      During this period, many credit unions have seen loans grow more quickly than member shares. In the second half of calendar year 2004, for example, total credit union system loans grew $20 billion, outstripping share growth of $7 billion. Thus, many credit unions drew down their investment portfolios to fund the gap. Because mutual funds offer full and convenient liquidity, investors have turned to mutual funds as a first source of liquidity.

      Credit unions’ healthy loan/share dynamic reflects robust U.S. economic conditions despite numerous headwinds such as rising interest rates, inflation and energy prices. During the six months ended February 28, 2005, yields on the shorter-term end of the yield curve — where the TCU Portfolios typically invest — rose by 100 or more basis points. Additionally, the Federal Open Market Committee raised the target federal funds rate four times from 1.50% to 2.50% and has signaled that additional tightening should be expected in the months to come.

      As you know, rising interest rates create a challenging environment for investors in bonds and bond mutual funds because higher yields pressure bond prices. Rising rates can create a differential between the income yield and the total return of the Ultra-Short Duration Government Portfolio (“USDGP”) and the Short Duration Portfolio (“SDP”). However, we believe that the Portfolios’ performance during this most recent period of rising interest rates underscores the benefit that investors can gain from active investment management.

      Additionally, it appears that the revised tax-amortization policy which was implemented in fiscal year 2004, is helping the USDGP and SDP meet their objectives of seeking a high level of current income consistent with low volatility of net asset value (“NAV”). While interest rate increases have reduced the NAVs over the reporting period, the new policy has more closely aligned the Portfolios’ income and distribution yields. Distribution yields, which had typically exceeded net investment income earned by the Portfolios in previous periods, primarily as a result of tax distribution requirements, were adjusted early in the reporting period to be closer to net investment income earned by the Portfolios. In line with the revised tax-amortization policy, intended to more closely align net investment income earned by the Portfolios with actual Portfolio distributions, distribution yields fell to 2.50% and 3.00% in October 2004 for USDGP and SDP, respectively.

      As always, we appreciate your investment and look forward to continuing to serve credit union investment needs in the future.

Sincerely,

Charles W. Filson
President
Callahan Financial Services, Inc.
and Trust For Credit Unions
March 18, 2005

In June 2004, the Financial Accounting Standards Board’s Emerging Issues Task Force issued EITF 03-01, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments”. The EITF contains guidance on the determination of whether an investment is considered impaired and the appropriate recording of any impairment loss. On September 30, 2004, the FASB delayed the effective date of EITF 03-01 and extended the comment period for certain aspects of the guidance. Although the EITF is not expected to have a significant impact on the Portfolios’ financial statements, the guidance as issued could affect the Portfolios’ Unitholders’ financial reporting of investments in the TCU Ultra-Short Duration Government and Short Duration Portfolios. At this time, it is unclear how this may impact a Unitholder’s decisions surrounding investments in these Portfolios.

TCU MONEY MARKET PORTFOLIO

Objective

      The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Performance Review

      For the six-month period that ended February 28, 2005, the MMP had a six-month simple average yield of 1.87%. This compared to the 1.66% iMoneyNet First Tier — Institutional Only simple annualized return for the same period. The Portfolio’s outperformance over the reporting period was due largely to strong risk and liquidity management, combined with strong security selection. As of February 28, 2005, the Portfolio had standardized seven-day current and effective yields, with fee waivers, of 2.43% and 2.46%, respectively. As of that date, the Portfolio’s standardized seven-day current and effective yields, without fee waivers, would have been 2.24% and 2.27%, respectively. The past performance of the Portfolio is no indication of its future results. Yields will fluctuate. Unless otherwise noted, performance reflects fee waivers in effect. In their absence, performance would be reduced.

Portfolio Composition and Investment Strategies

      The Federal Reserve Board (the “Fed”) continued tightening the federal funds rate at a “measured pace,” ultimately tightening four times during the period, with the federal funds rate rising to 2.50%. The Fed went to great lengths to make its message more transparent to the fixed income market. As a result, much of the future Fed tightenings were already priced into the market.

      Despite the fact that the money market yield curve was steeper than we had seen in years, we continued to maintain a neutral duration for the Portfolio. Over the reporting period, the duration of the Portfolio was approximately 25-35 days. This allowed the Portfolio to take advantage of a steeper yield curve while still capturing higher yields following each of the Fed meetings. The rapid pace of Fed tightening caused the yield of the Portfolio to lag the federal funds rate, causing significant asset volatility.

      The supply of domestic bank-issued securities remained extremely low throughout the reporting period. In addition, U.S. government agencies continued issuing debt at a near record pace. This caused the credit spread between bank debt and government agencies to shrink to extremely tight levels. As a result, the Portfolio maintained a relatively high allocation to U.S government agency securities during the period.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Money Market Portfolio Management Team

Portfolio Composition:

February 28, 2005*

August 31, 2004*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments as of February 28, 2005 and the Portfolio’s annual report as of August 31, 2004, which reflect Portfolio holdings as a percentage of net assets.

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Objective

      The TCU Ultra-Short Duration Government Portfolio (“USDGP” or the “Portfolio” and formerly the Government Securities Portfolio) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of a Six-Month U.S. Treasury Bill Index and no longer than that of a One-Year U.S. Treasury Note Index. As of February 28, 2005, the Portfolio’s actual duration was 0.65 years, compared to 0.72 years for the Nine-Month Treasury average. (The Nine-Month Treasury average represents an equally weighted blend of the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch. The Nine-Month Treasury average does not reflect any fees or expenses.)

Performance Review

      For the six-month period that ended February 28, 2005, the cumulative total return of USDGP was 0.88% versus the 0.51% cumulative total return of the Nine-Month Treasury average.

      The Portfolio’s net asset value fell slightly during the review period, closing at $9.44, versus $9.48 on August 31, 2004, which is consistent with the rising interest rate environment. During the reporting period, the yield on the Nine-Month Treasury average increased 126 basis points from 1.85% to 3.11%. Net asset value movements reflect, among other things, the Portfolio’s duration of 0.65 years as well as the impact of market forces, including interest rates. As of February 28, 2005, the Portfolio’s standardized 30-day yield was 2.74% and its 30-day distribution rate was 2.96%. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, will be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

      Effective for the fiscal year ended August 31, 2004, USDGP has elected to amortize and accrete market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such net amortization generally reduces taxable ordinary income available for distribution. This policy is intended to result in closer alignment of the distributions of the Portfolio, which are derived from Internal Revenue Code distribution requirements, with the overall yield levels of the securities held in the Portfolio. The distribution yield, which had typically exceeded net investment income earned by the Portfolio in previous periods, primarily as a result of tax distribution requirements, was adjusted early in the reporting period to be closer to net investment income earned by the Portfolio. In line with the revised tax-amortization policy, intended to more closely align net investment income earned by the Portfolio with actual Portfolio distributions, the distribution yield fell to 2.50% in October 2004 for USDGP.

Portfolio Composition and Investment Strategies

      The Treasury yield curve flattened over 2004 as yields increased at the short to intermediate part of the curve and longer-term yields remained relatively stable. The primary driver of the front end of the yield curve was the Federal Open Market Committee (“FOMC”) monetary policy, while the balance of the curve responded to macroeconomic variables, including rising oil prices and labor-related data. The Portfolio maintained a short duration position relative to the Nine-Month Treasury average over the reporting period, based on a more positive long-term economic outlook than what was being factored into bond prices. This positioning enhanced results as short to intermediate yields rose meaningfully over the period. We maintained a short duration position at the end of the period due to the belief that rates will continue to move higher.

      Within mortgages, spreads ended the period tighter relative to Treasuries. Mortgages outperformed Treasuries on the back of supportive prepayment data and low volatility. Within the Portfolio, we emphasized buying pass-through securities with 15-year maturities and collateralized mortgage obligations (“CMOs”) in order to maximize option-adjusted spreads, while seeking to limit risk. The Portfolio also held select adjustable-rate mortgages (“ARMs”).

      The Portfolio’s allocation to agency debentures increased from 15.2% in August 31, 2004 to 36.1% as of February 28, 2005. We increased the Portfolio’s exposure to the agency sector as we found they offered attractive value relative to other sectors. The Portfolio’s allocation to the mortgage sector remained relatively unchanged. We did, however, tactically adjust our exposure to the different subsectors of the mortgage market.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

Portfolio Composition — Sector Allocation:

February 28, 2005*

August 31, 2004*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments as of February 28, 2005 and the Portfolio’s annual report as of August 31, 2004, which reflect Portfolio holdings as a percentage of net assets.

Portfolio Composition — Issuer Allocation:

February 28, 2005*

August 31, 2004*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments as of February 28, 2005 and the Portfolio’s annual report as of August 31, 2004, which reflect Portfolio holdings as a percentage of net assets.

TCU SHORT DURATION PORTFOLIO

Objective

      The TCU Short Duration Portfolio (“SDP” or the “Portfolio” and formerly the Mortgage Securities Portfolio) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. These securities include privately issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Security. As of February 28, 2005, the Portfolio’s actual duration was 1.55 years, versus 1.93 years for its benchmark.

Performance Review

      The Portfolio’s cumulative total return for the six-month period ended February 28, 2005 was 0.31%, versus a -0.60% cumulative total return for the Two-Year U.S. Treasury Index. The Portfolio’s net asset value fell during the review period, closing at $9.60, versus $9.72 on August 31, 2004, which is consistent with the rising interest rate environment. During the reporting period, the yield on the Two-Year U.S. Treasury Index (the Portfolio benchmark) increased 120 basis points from 2.40% to 3.60%. Net asset value movements reflect, among other things, the Portfolio’s duration of 1.55 years as well as the impact of market forces, including interest rates. As of February 28, 2005, the Portfolio’s standardized 30-day yield was 3.41% and its 30-day distribution rate was 3.51%. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, will be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

      Effective for the fiscal year ended August 31, 2004, SDP has elected to amortize and accrete market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such net amortization generally reduces taxable ordinary income available for distribution. This policy is intended to result in closer alignment of the distributions of the Portfolio, which are derived from the Internal Revenue Code distribution requirements, with the overall yield levels of the securities held in the Portfolio. The distribution yield, which had typically exceeded net investment income earned by the Portfolio in previous periods, primarily as a result of tax distribution requirements, was adjusted early in the reporting period to be closer to net investment income earned by the Portfolio. In line with the revised tax-amortization policy, intended to more closely align net investment income earned by the Portfolio with actual Portfolio distributions, the distribution yield fell to 3.00% in October 2004 for SDP.

Portfolio Composition and Investment Strategies

      The Treasury yield curve flattened over 2004 as yields increased at the short to intermediate part of the curve and longer-term yields remained relatively stable. The primary driver of the front end of the yield curve was the Federal Open Market Committee (“FOMC”) monetary policy, while the balance of the curve responded to macroeconomic variables, including rising oil prices and labor related data. The Portfolio maintained a short duration position relative to its benchmark, the Two-Year U.S. Treasury Index, over the reporting period, based on a more positive long-term economic outlook than what was being factored into bond prices. This positioning enhanced results as short to intermediate yields rose meaningfully over the period. We maintained a short duration position at the end of the period due to the belief that rates will continue to move higher.

      Within mortgages, spreads ended the period tighter relative to Treasuries. Mortgages outperformed Treasuries on the back of supportive prepayment data and low volatility. Within the Portfolio, we emphasized buying pass-throughs with 15-year maturities and collateralized mortgage obligations (“CMOs”) in order to maximize option-adjusted spreads, while seeking to limit risk. The Portfolio also held select adjustable-rate mortgages (“ARMs”).

      The Portfolio’s allocation to mortgages decreased from 64.1% as of August 31, 2004 to 38.2% as of February 28, 2005. We decreased the Portfolio’s exposure to mortgages based on our strategic evaluation of the sector. As mortgage valuations became less attractive, we favored select agency debentures, increasing the Portfolio’s exposure to the agency sector from 18.0% at the beginning of the fiscal year to 38.3% at the end of the reporting period.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

Portfolio Composition — Sector Allocation:

February 28, 2005*

August 31, 2004*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments as of February 28, 2005 and the Portfolio’s annual report as of August 31, 2004, which reflect Portfolio holdings as a percentage of net assets.

Portfolio Composition — Issuer Allocation:

February 28, 2005*

August 31, 2004*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments as of February 28, 2005 and the Portfolio’s annual report as of August 31, 2004, which reflect Portfolio holdings as a percentage of net assets.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bankers’ Acceptance (1.6%)
Wachovia Bank, N.A.
$10,000	2.71%	07/05/2005	$9,905

Bank Note (3.2%)
Bank of America, N.A.
$20,000	2.97%	08/16/2005	$20,000

Certificates of Deposit (7.2%)
Citibank, N.A.
$20,000	2.80%	05/20/2005	$20,000
First Tennessee Bank, N.A.
10,000	2.58	04/13/2005	10,000
15,000	2.70	05/09/2005	15,000

Total Certificates of Deposit			$45,000

Government Agency Securities (18.8%)
Federal Farm Credit Bank
$10,000	4.38%	04/15/2005	$10,036
Federal Home Loan Bank
10,000	1.40	04/01/2005	10,000
Federal National Mortgage Association
8,000	1.35	04/28/2005	8,000
Federal National Mortgage Association Discount Notes
40,000	2.44	03/23/2005	39,940
30,000	2.46	03/23/2005	29,955
20,000	2.25	04/29/2005	19,926

Total Government Agency Securities			$117,857

Variable Rate Obligations (a) (29.2%)
Federal Home Loan Mortgage Corp.
$50,000	2.55%	04/07/2005	$50,000
Federal National Mortgage Association
25,000	2.31	03/06/2005	24,992
25,000	2.48	03/15/2005	24,999
25,000	2.55	03/29/2005	24,994
15,000	2.43	04/03/2005	14,994
15,000	2.75	05/22/2005	14,989
28,000	2.83 (b)	06/07/2005	27,969

Total Variable Rate Obligations			$182,937

Total Investments Before Repurchase Agreements			$375,699

Repurchase Agreements(c) (44.4%)
Joint Repurchase Agreement Account I
$43,500	2.61%	03/01/2005	$43,500
Maturity Value: $43,503
Joint Repurchase Agreement Account II
235,000	2.64	03/01/2005	235,000

Maturity Value: $235,017
Total Repurchase Agreements			$278,500

Total Investments— (104.4%)			$654,199

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Represents a forward commitment.

(c)	Joint repurchase agreements were entered into on February 28, 2005.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

      JOINT REPURCHASE AGREEMENT ACCOUNT I— At February 28, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I, which equaled $43,500 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value

ABN AMRO, Inc.	$600,000	2.62%	03/01/2005	$600,044
Banc of America Securities LLC	500,000	2.60	03/01/2005	500,036
Barclays Capital PLC	1,000,000	2.62	03/01/2005	1,000,073
Deutsche Bank Securities, Inc.	500,000	2.61	03/01/2005	500,036
Greenwich Capital Markets	200,000	2.61	03/01/2005	200,014
J.P. Morgan Securities, Inc.	500,000	2.61	03/01/2005	500,036
Morgan Stanley & Co.	400,000	2.60	03/01/2005	400,029
UBS Securities LLC	738,200	2.61	03/01/2005	738,254

TOTAL	$4,438,200			$4,438,522

      At February 28, 2005, the Joint Repurchase Agreement Account I was fully collateralized by Federal National Mortgage Association, 4.00% to 12.00%, due 07/01/2006 to 03/01/2035; U.S. Treasury Bills, 0.00%, due 05/19/2005 to 08/11/2005; U.S. Treasury Bonds, 9.375% to 13.25%, due 05/15/2005 to 05/15/2015; U.S. Treasury Inflation Index Bonds, 0.00% to 4.25%, due 01/15/2007 to 01/15/2012; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 05/15/2005 to 05/15/2014; U.S. Treasury Notes, 1.25% to 7.00%, due 04/30/2005 to 05/15/2014 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 12.00%, due 05/15/2005 to 01/15/2014.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

      JOINT REPURCHASE AGREEMENT ACCOUNT II— At February 28, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $235,000 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value

Banc of America Securities LLC	$1,900,000	2.64%	03/01/2005	$1,900,139
Barclays Capital PLC	2,500,000	2.65	03/01/2005	2,500,184
Greenwich Capital Markets	400,000	2.65	03/01/2005	400,029
J.P. Morgan Securities, Inc.	697,000	2.65	03/01/2005	697,051
Morgan Stanley & Co.	1,500,000	2.64	03/01/2005	1,500,110
UBS Securities LLC	800,000	2.64	03/01/2005	800,059
Westdeutsche Landesbank AG	500,000	2.64	03/01/2005	500,037

TOTAL	$8,297,000			$8,297,609

      At February 28, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.00% to 2.38%, due 03/01/2005 to 10/02/2006; Federal Home Loan Bank, 0.00% to 7.63%, due 02/15/2006 to 11/14/2014; Federal Home Loan Mortgage Association, 0.00% to 12.00%, due 04/04/2005 to 03/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 03/22/2005 to 03/01/2035 and Government National Mortgage Association, 4.50% to 5.50%, due 09/15/2019 to 11/15/2033.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (47.4%)
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) (a) (1.4%)
$966	3.30%	02/01/2018	$964
1,086	5.63	11/01/2018	1,118
4,946	6.87	11/01/2019	5,115
301	3.32	11/01/2022	298
313	3.68	11/01/2022	319
225	3.99	10/01/2024	228
650	5.71	10/01/2025	665
1,807	6.43	08/01/2028	1,859
233	3.85	07/01/2029	235
687	4.43	05/01/2031	696

Total Adjustable Rate FHLMC			$11,497

Adjustable Rate Federal National Mortgage Association (FNMA) (a) (9.5%)
$464	4.49%	10/01/2013	$455
328	4.44	07/01/2017	333
441	3.48	11/01/2017	444
325	3.90	11/01/2017	329
289	4.15	11/01/2017	296
745	3.63	03/01/2018	760
306	3.65	04/01/2018	310
241	3.77	05/01/2018	244
352	3.88	06/01/2018	360
77	4.50	06/01/2018	80
3,787	3.28	10/01/2018	3,798
287	3.40	02/01/2019	292
484	3.72	05/01/2019	491
476	7.00	12/01/2019	488
740	3.80	01/01/2020	746
286	3.51	05/01/2020	287
1,859	5.54	05/01/2020	1,923
1,025	4.30	12/01/2020	1,039
1,814	2.73	12/25/2020	1,808
65	3.78	10/01/2021	65
2,497	6.29	02/01/2022	2,592
277	5.74	01/01/2023	284
675	4.03	03/01/2024	685
430	4.60	04/01/2025	444
948	5.54	10/01/2025	976
943	3.32	07/01/2027	965
760	3.43	07/01/2027	770
841	4.67	01/01/2029	866
211	4.64	02/01/2029	218
17,636	3.87	08/01/2029	18,010
447	6.14	07/01/2031	458
2,088	5.64	07/01/2032	2,106
1,381	5.75	07/01/2032	1,416
1,002	6.51	09/01/2032	1,008
5,243	5.31	01/01/2033	5,327
4,920	5.23	02/01/2033	5,037
955	4.49	03/01/2033	963
4,471	4.66	05/01/2033	4,516
5,538	4.06	04/01/2034	5,661
1,171	3.37	07/01/2034	1,196
3,844	3.37	08/01/2034	3,926
7,126	3.37	08/01/2044	7,285

Total Adjustable Rate FNMA			$79,257

Adjustable Rate Government National Mortgage Association (GNMA) (a) (4.4%)
$2,783	4.50%	04/20/2034	$2,821
7,688	4.25	06/20/2034	7,672
10,574	4.50	08/20/2034	10,690
15,365	4.75	08/20/2034	15,616

Total Adjustable Rate GNMA			$36,799

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) (2.6%)
$354	6.50%	11/01/2010	$373
1,300	6.50	09/01/2013	1,367
1,044	6.50	10/01/2013	1,097
630	6.50	05/01/2014	662
546	6.50	06/01/2014	573
5,546	6.00	12/01/2014	5,696

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC)—(Continued)
$2,261	8.00%	12/01/2015	$2,402
3,102	6.00	03/01/2016	3,187
520	6.50	07/01/2016	546
5,647	6.50	12/01/2032	5,889

Total Fixed Rate FHLMC			$21,792

Fixed Rate Federal National Mortgage Association (FNMA) (3.9%)
$4,374	6.00%	06/01/2009	$4,449
7,627	5.50	01/01/2013	7,840
1,564	5.50	09/01/2014	1,606
1,993	5.50	03/01/2016	2,046
1,744	8.50	04/01/2016	1,891
1,494	5.50	11/01/2018	1,531
917	5.50	12/01/2018	940
1,363	7.00	09/01/2019	1,445
697	7.00	07/01/2021	738
6,402	7.00	10/01/2021	6,782
2,816	7.00	06/01/2022	2,983

Total Fixed Rate FNMA			$32,251

Fixed Rate Government National Mortgage Association (GNMA) (0.0%)
$327	7.00%	04/15/2026	$347

Collateralized Mortgage Obligations (CMOs) (25.6%) Inverse Floater CMO (a) (0.0%)
FNMA REMIC Trust Series 1993-231, Class SA
$141	14.53%	12/25/2008	$143

Regular Floater CMOs (a) (5.2%)
FHLMC Series 1009, Class D
$130	3.23%	10/15/2020	$130
FHLMC Series 1066, Class P
322	3.53	04/15/2021	322
FHLMC Series 1222, Class P
515	3.74	03/15/2022	515
FHLMC Series 1406, Class F
1,079	3.59	09/15/2022	1,079
FHLMC Series 1448, Class F
612	4.03	12/15/2022	621
FHLMC Series 1555, Class FA
592	3.83	08/15/2008	599
FHLMC Series 1575, Class FA
1,481	4.13	08/15/2008	1,502
FHLMC Series 1604, Class FC
1,229	3.54	11/15/2008	1,207
FHLMC Series 1618, Class F
29	3.64	11/15/2008	28
FHLMC Series 1618, Class FB
557	3.64	10/15/2008	556
FHLMC Series 1689, Class FD
5,681	3.69	10/15/2023	5,628
FHLMC Series 1698, Class FA
1,183	3.43	03/15/2009	1,192
FNMA REMIC Trust Series 1992-033, Class F
221	3.71	03/25/2022	220
FNMA REMIC Trust Series 1992-137, Class F
2,193	3.66	08/25/2022	2,236
FNMA REMIC Trust Series 1992-155, Class FC
2,042	3.51	09/25/2007	2,057
FNMA REMIC Trust Series 1993-093, Class FB
871	2.97	05/25/2008	860
FNMA REMIC Trust Series 1993-190, Class F
457	3.17	10/25/2008	453
FNMA REMIC Trust Series 1998-21, Class F
1,195	3.06	03/25/2028	1,180
FNMA Series 1993-027, Class F
2,648	3.81	02/25/2023	2,697

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Regular Floater CMOs (a)—(Continued)
FNMA Series 1993-191, Class FC
$2,475	2.98%	10/25/2008	$2,439
FNMA Series 2001-W4, Class AV1
2,587	2.93	02/25/2032	2,588
FNMA Series 2002-T7, Class A1
5,262	2.76	07/25/2032	5,262
FNMA Series 2002-W2, Class AV1
4,416	2.78	06/25/2032	4,417
FNMA Series 2003-T3, Class 1A
5,286	2.77	06/25/2033	5,288

Total Regular Floater CMOs			$43,076

Planned Amortization Class (PAC) CMOs (14.6%)
FHLMC REMIC Trust Series 1432, Class H
$423	7.50%	12/15/2007	$426
FHLMC Series 1250, Class J
1,382	7.00	05/15/2022	1,385
FHLMC Series 1308, Class J
632	8.50	06/15/2007	632
FHLMC Series 1461, Class H
3,760	6.50	01/15/2008	3,880
FHLMC Series 1473, Class HA
124	7.00	01/15/2008	125
FHLMC Series 1475, Class K
3,521	7.00	02/15/2008	3,602
FHLMC Series 1512, Class H
467	6.50	02/15/2008	470
FHLMC Series 1513, Class N
3,366	6.50	05/15/2008	3,446
FHLMC Series 1685, Class G
6,144	6.00	09/15/2023	6,252
FHLMC Series 1693, Class H
5,499	6.00	12/15/2008	5,574
FHLMC Series 1703, Class GA
952	6.50	10/15/2008	955
FHLMC Series 1720, Class PJ
2,776	7.25	01/15/2024	2,862
FHLMC Series 2102, Class PD
873	6.50	12/15/2027	877
FHLMC Series 2351, Class PX
2,391	6.50	07/15/2030	2,422
FHLMC Series 2368, Class PQ
641	6.50	08/15/2030	640
FHLMC Series 2406, Class PE
2,650	6.50	08/15/2030	2,666
FHLMC Series 2440, Class OU
4,258	6.50	09/15/2009	4,365
FHLMC Series 2445, Class OU
3,197	6.50	10/15/2009	3,244
FHLMC Series 2445, Class PU
1,372	6.50	10/15/2009	1,397
FHLMC Series 2481, Class OC
959	5.50	08/15/2014	966
FHLMC Series 2595, Class TA
3,062	5.50	12/15/2011	3,064
FNMA REMIC Trust Series 1991-67, Class J
2,750	7.50	08/25/2021	2,894
FNMA REMIC Trust Series 1992-01, Class E
208	7.50	01/25/2007	213
FNMA REMIC Trust Series 1992-094, Class J
2,366	7.00	05/25/2007	2,416
FNMA REMIC Trust Series 1992-175, Class PH
2,111	7.00	10/25/2007	2,164
FNMA REMIC Trust Series 1993-40, Class H
3,073	6.80	04/25/2008	3,161
FNMA REMIC Trust Series 1993-174, Class H
3,351	6.50	09/25/2008	3,428
FNMA REMIC Trust Series 2001-50, Class LD
2,081	6.50	05/25/2030	2,084
FNMA Series 1993-181, Class G
2,660	6.25	06/25/2008	2,694
FNMA Series 1993-206, Class KA
771	6.50	12/25/2022	771
FNMA Series 1993-225, Class WC
3,629	6.50	12/25/2013	3,777

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
PAC CMOs—(Continued)
FNMA Series 1994-51, Class PJ
$1,757	6.50%	09/25/2023	$1,783
FNMA Series 1996-21, Class PJ
5,340	6.00	12/25/2010	5,405
FNMA Series 2001-57, Class PC
863	6.50	09/25/2030	865
FNMA Series 2002-14, Class PD
6,545	6.00	10/25/2015	6,557
FNMA Series 2002-15, Class PE
6,712	6.00	10/25/2015	6,767
FNMA Series 2002-16, Class LH
12,209	6.50	03/25/2031	12,426
FNMA Series 2002-85, Class PM
11,324	5.50	01/25/2022	11,347
GNMA REMIC Trust Series 2001-10, Class PD
1,994	6.50	08/16/2030	2,051
GNMA Series 2000-16, Class PB
547	7.50	02/16/2028	554
GNMA Series 2002-1, Class PB
304	6.00	02/20/2029	303
GNMA Series 2002-3, Class LE
300	6.50	08/20/2030	300

Total PAC CMOs			$121,210

Sequential Fixed Rate CMOs (4.4%)
FHLMC Series 1216, Class GC
$2,763	7.00%	03/15/2007	$2,790
FHLMC Series 1331, Class O
3,391	8.00	07/15/2007	3,402
FHLMC Series 1823, Class C
1,013	6.00	12/15/2008	1,046
FHLMC Series 2367, Class BC
1,023	6.00	04/15/2016	1,035
FHLMC Series 2464, Class VB
11,429	6.50	10/15/2018	11,561
FHLMC Series 2543, Class AD
1,528	8.50	01/15/2016	1,614
FHLMC Series 2663, Class KV
3,436	6.00	04/15/2012	3,484
FNMA REMIC Trust Series 1992-53, Class G
913	7.00	04/25/2007	935
FNMA Series 1996-35, Class Z
2,017	7.00	07/25/2026	2,099
FNMA Series 1998-57, Class U
113	6.00	03/25/2009	114
FNMA Series 1998-M5, Class A
156	6.36	12/25/2006	156
FNMA Series 2000-32, Class Z
3,156	7.50	10/18/2030	3,308
FNMA Series 2002-63, Class KB
1,155	4.75	02/25/2014	1,158
FNMA Series 2002-73, Class AD
2,002	8.50	12/25/2015	2,118
GNMA Series 2001-43, Class VB
2,119	6.00	08/20/2017	2,127

Total Sequential Fixed Rate CMOs			$36,947

Support CMO (1.4%)
FHLMC Series 1605, Class E
$11,461	6.50%	10/15/2008	$11,752

Targeted Amortization Class (TAC) CMOs (0.0%)
FNMA Series 1993-66, Class E
$20	7.00%	02/25/2023	$20

Total Collateralized Mortgage Obligations			$213,148

Total Mortgage-Backed Obligations (cost $401,079)			$395,091

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures (35.6%)

Federal Home Loan Bank
$9,000	1.47%	05/10/2005	$8,977
15,000	6.96	06/15/2005	15,181
14,000	1.85	08/26/2005	13,919
11,000	2.10	11/21/2005	10,911
81,510	2.38	02/15/2006	80,695
25,000	2.50	02/24/2006	24,774
Federal Home Loan Mortgage Corp.
40,000	2.81	02/02/2006	39,756
Federal National Mortgage Association
41,000	1.75	05/23/2005	40,900
9,025	7.00	07/15/2005	9,163
42,000	2.38	11/28/2005	41,729
Small Business Administration
992	3.08(a)	03/25/2014	997
Sri Lanka Aid
10,000	3.16(a)	11/01/2024	9,953

Total Agency Debentures (cost $298,760)			$296,955

Total Investments Before Repurchase Agreement (cost $699,839)			$692,046

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(b) (15.7%)

Joint Repurchase Agreement Account II
$130,500	2.64%	03/01/2005	$130,500

Maturity Value: $130,510 (cost $130,500)
Total Investments— (98.7%) (cost $830,339)			$822,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2005.

(b)	Joint repurchase agreement was entered into on February 28, 2005.

Investment Abbreviation:
REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

      JOINT REPURCHASE AGREEMENT ACCOUNT II— At February 28, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $130,500 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value

Banc of America Securities LLC	$1,900,000	2.64%	03/01/2005	$1,900,139
Barclays Capital PLC	2,500,000	2.65	03/01/2005	2,500,184
Greenwich Capital Markets	400,000	2.65	03/01/2005	400,029
J.P. Morgan Securities, Inc.	697,000	2.65	03/01/2005	697,051
Morgan Stanley & Co.	1,500,000	2.64	03/01/2005	1,500,110
UBS Securities LLC	800,000	2.64	03/01/2005	800,059
Westdeutsche Landesbank AG	500,000	2.64	03/01/2005	500,037

TOTAL	$8,297,000			$8,297,609

      At February 28, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.00% to 2.38%, due 03/01/2005 to 10/02/2006; Federal Home Loan Bank, 0.00% to 7.63%, due 02/15/2006 to 11/14/2014; Federal Home Loan Mortgage Association, 0.00% to 12.00%, due 04/04/2005 to 03/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 03/22/2005 to 03/01/2035 and Government National Mortgage Association, 4.50% to 5.50%, due 09/15/2019 to 11/15/2033.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (39.2%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) (a) (1.2%)
$8,541	3.95%	01/01/2034	$8,415

Adjustable Rate Federal National Mortgage Association (FNMA) (a) (3.6%)
$688	6.04%	05/01/2032	$683
1,029	6.51	09/01/2032	1,035
3,884	4.66	01/01/2033	3,938
2,014	5.22	02/01/2033	2,062
6,123	3.87	07/01/2033	6,088
7,885	3.55	04/01/2034	7,975
3,479	4.06	04/01/2034	3,556

Total Adjustable Rate FNMA			$25,337

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (3.6%)
$103	7.00%	03/01/2009	$108
83	7.00	04/01/2009	87
1,155	7.00	06/01/2009	1,214
66	7.00	03/01/2012	70
1,363	7.00	12/01/2012	1,437
110	8.00	07/01/2014	120
32	7.00	03/01/2015	34
5,212	5.50	05/01/2015	5,350
553	5.50	06/01/2017	567
334	8.00	09/01/2017	362
703	5.50	10/01/2017	721
1,666	8.00	11/01/2017	1,797
1,717	5.50	03/01/2018	1,761
935	5.50	04/01/2018	959
1,386	6.50	05/01/2018	1,448
126	6.00	10/01/2018	130
38	6.00	11/01/2018	39
5,498	5.50	02/01/2019	5,640
264	6.50	12/01/2029	275
3,018	6.50	12/01/2032	3,148

Total Fixed Rate FHLMC Gold			$25,267

Fixed Rate Federal National Mortgage Association (FNMA) (7.8%)
$1,564	6.50%	09/01/2008	$1,641
765	6.00	12/01/2008	796
23	7.50	09/01/2010	24
6,181	6.00	01/01/2012	6,454
1,940	6.00	04/01/2012	2,026
2,144	6.00	05/01/2012	2,239
2,689	6.00	06/01/2012	2,808
102	7.50	07/01/2012	108
5,405	6.00	09/01/2012	5,644
723	5.00	11/01/2012	735
5	8.00	01/01/2013	6
3,960	5.50	09/01/2014	4,066
2,080	5.50	12/01/2014	2,137
35	6.00	02/01/2018	36
5,120	5.50	05/01/2018	5,249
395	6.00	05/01/2018	408
1,732	5.50	06/01/2018	1,776
30	6.00	08/01/2018	31
24	6.00	09/01/2018	25
1,543	5.50	10/01/2018	1,582
1,810	5.50	11/01/2018	1,855
2,171	6.00	11/01/2018	2,239
100	5.50	12/01/2018	102
3,542	6.00	12/01/2018	3,650
2,952	6.00	01/01/2019	3,043
44	6.00	02/01/2019	45
1,035	6.00	04/01/2019	1,067

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate FNMA—(Continued)
$237	6.00%	05/01/2019	$244
333	6.00	10/01/2023	344
846	7.00	08/01/2028	894
1,828	7.00	11/01/2028	1,930
208	7.00	02/01/2032	219
533	7.00	05/01/2032	562
1,347	7.00	09/01/2032	1,421

Total Fixed Rate FNMA			$55,406

Fixed Rate Government National Mortgage Association (GNMA) (0.3%)
$40	6.00%	07/15/2008	$42
14	6.00	08/15/2008	15
337	6.00	09/15/2008	352
379	6.00	10/15/2008	391
43	6.00	11/15/2008	44
47	6.00	12/15/2008	48
81	6.00	01/15/2009	84
30	6.00	02/15/2009	31
29	6.00	05/15/2009	30
3	8.50	07/15/2009	3
1	8.50	09/15/2009	1
2	8.50	12/15/2009	2
151	8.50	01/15/2010	162
109	8.50	02/15/2010	117
80	8.50	03/15/2010	85
41	8.50	04/15/2010	45
32	8.50	05/15/2010	34
102	8.50	06/15/2010	109
31	8.50	07/15/2010	33
49	8.50	08/15/2010	52
34	8.50	10/15/2010	36
69	8.50	11/15/2010	74
93	8.50	12/15/2010	101
119	8.50	09/15/2011	126
97	8.50	10/15/2011	103
119	8.50	03/15/2012	128
109	8.50	07/15/2012	116

Total Fixed Rate GNMA			$2,364

Collateralized Mortgage Obligations (CMOs) (22.7%)
Adjustable Rate CMOs (a) (8.7%)
Countrywide Home Loans Series 2003-37, Class 1A1
$453	3.98%	08/25/2033	$445
FNMA Series 1988-12, Class A
532	7.27	02/25/2018	606
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
9,729	4.77	08/25/2034	9,811
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
6,287	4.28	07/25/2033	6,297
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
411	4.25	12/25/2024	415
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
1,151	4.66	02/25/2034	1,160
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
6,002	4.52	05/25/2034	5,875
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
10,349	4.80	06/25/2034	10,288
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A2
6,235	4.58	02/25/2034	6,259

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate CMOs—(Continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
$2,472	5.04%	03/25/2034	$2,495
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
4,822	4.70	11/25/2033	4,846
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
11,059	4.52	12/25/2033	11,016
Washington Mutual Series 2003-AR6, Class A1
2,497	4.36	06/25/2033	2,483

Total Adjustable Rate CMOs			$61,996

Regular Floater CMOs (a) (0.3%)
FHLMC Series 1448, Class F
$1,427	4.03%	12/15/2022	$1,450
FNMA Series 1993-220, Class PF
658	3.61	09/25/2013	661

Total Regular Floater CMOs			$2,111

Planned Amortization Class (PAC) CMOs (8.4%)
FHLMC Series 1506, Class PI
$4,837	6.75%	05/15/2008	$4,974
FHLMC Series 1661, Class PJ
12,577	6.50	01/15/2009	12,966
FHLMC Series 1693, Class H
7,260	6.00	12/15/2008	7,358
FHLMC Series 1720, Class PJ
1,388	7.25	01/15/2024	1,431
FHLMC Series 2423, Class MB
534	7.00	07/15/2030	533
FHLMC Series 2498, Class PT
4,543	5.00	10/15/2014	4,566
FHLMC Series 2595, Class TA
2,449	5.50	12/15/2011	2,452
FNMA REMIC Trust Series 1992-193, Class HB
6,266	6.50	11/25/2007	6,418
FNMA REMIC Trust Series 1993-035, Class H
645	6.75	02/25/2008	653
FNMA REMIC Trust Series 1994-23, Class PE
686	6.00	08/25/2022	689
FNMA REMIC Trust Series 2001-50, Class LD
1,110	6.50	05/25/2030	1,111
FNMA Series 2001-57, Class PC
432	6.50	09/25/2030	432
FNMA Series 2002-22, Class VB
2,624	6.50	08/25/2009	2,667
FNMA Series 2002-74, Class PV
3,250	4.50	09/25/2011	3,252
GNMA REMIC Trust Series 2001-60, Class PD
4,339	6.00	10/20/2030	4,413
GNMA REMIC Trust Series 2002-45, Class QD
2,607	6.50	06/20/2031	2,649
GNMA Series 2002-1, Class PB
160	6.00	02/20/2029	160
GNMA Series 2002-3, Class LE
162	6.50	08/20/2030	162

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

PAC CMOs—(Continued)
Residential Funding Securities Corp. Series 2003-RM2, Class AI5
$2,640	8.50%	05/25/2033	$2,826

Total PAC CMOs			$59,712

Sequential Fixed Rate CMOs (5.2%)
FHLMC Series 1342, Class H
$1,522	7.50%	08/15/2007	$1,532
FHLMC Series 1980, Class Z
2,105	7.00	07/15/2027	2,189
FHLMC Series 2236, Class Z
15,625	8.50	06/15/2030	16,558
FHLMC Series 2417, Class VK
5,000	6.00	07/15/2018	5,092
First Nationwide Trust Series 1999-1, Class 2A7
443	6.50	03/25/2029	442
FNMA REMIC Trust Series 1992-4, Class H
960	7.50	02/25/2007	983
FNMA REMIC Trust Series 1992-53, Class G
1,116	7.00	04/25/2007	1,143
FNMA Series 2001-42, Class HG
1,320	10.00	09/25/2016	1,456
FNMA Series 2002-63, Class KB
1,155	4.75	02/25/2014	1,158
FNMA Series G92-44, Class Z
3,115	8.00	07/25/2022	3,314
GNMA REMIC Trust Series 2001-62, Class VL
3,000	6.50	11/16/2017	3,104
Master Seasoned Securities Trust Series 2003-1, Class 1A1
67	7.00	02/25/2033	67

Total Sequential Fixed Rate CMOs			$37,038

Support CMO (0.1%)
FNMA REMIC Trust Series 1993-131, Class Z
$939	7.00%	07/25/2008	$966

Total Collateralized Mortgage Obligations			$161,823

Total Mortgage-Backed Obligations (cost $284,084)			$278,612

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures (39.2%)
Federal Home Loan Bank
$20,000	2.50%	03/13/2006	$19,801
25,000	2.75	05/15/2006	24,758
15,000	3.00	05/15/2006	14,899
20,000	2.88	05/22/2006	19,833
14,000	2.88	05/23/2006	13,884
12,000	2.25	07/28/2006	11,781
10,275	4.88	02/15/2007	10,486
20,000	5.38	02/15/2007	20,597
13,000	2.63	05/15/2007	12,668
31,300	3.50	05/15/2007	31,084
21,000	3.38	02/15/2008	20,635
Federal Home Loan Mortgage Corp.
20,000	2.27	04/28/2006	19,705
Federal National Mortgage Association
7,600	2.50	05/12/2006	7,505
12,000	3.01	06/02/2006	11,908
7,000	2.35	07/28/2006	6,882
13,000	2.20	12/04/2006	12,668
10,000	2.63	01/19/2007	9,801
10,250	2.38	03/30/2007	9,958

Total Agency Debentures (cost $281,584)			$278,853

U.S. Treasury Obligations (20.9%)
United States Treasury Notes
$25,000	3.00%	12/31/2006	$24,754
105,400	3.38	02/28/2007	104,972
19,000	3.38	02/15/2008	18,832

Total U.S. Treasury Obligations (cost $148,897)			$148,558

Total Investments Before Repurchase Agreement (cost $714,565)			$706,023

Repurchase Agreement(b) (3.1%)
Joint Repurchase Agreement Account II
$22,400	2.64%	03/01/2005	$22,400

Maturity Value: $22,402
(cost $22,400)
Total Investments— (102.4%) (cost $736,965)			$728,423

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2005.

(b)	Joint repurchase agreement was entered into on February 28, 2005.

Investment Abbreviation:
REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2005
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

      JOINT REPURCHASE AGREEMENT ACCOUNT II— At February 28, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $22,400 in principal amount.

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value

Banc of America Securities LLC	$1,900,000	2.64%	03/01/2005	$1,900,139
Barclays Capital PLC	2,500,000	2.65	03/01/2005	2,500,184
Greenwich Capital Markets	400,000	2.65	03/01/2005	400,029
J.P. Morgan Securities, Inc.	697,000	2.65	03/01/2005	697,051
Morgan Stanley & Co.	1,500,000	2.64	03/01/2005	1,500,110
UBS Securities LLC	800,000	2.64	03/01/2005	800,059
Westdeutsche Landesbank AG	500,000	2.64	03/01/2005	500,037

TOTAL	$8,297,000			$8,297,609

      At February 28, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.00% to 2.38%, due 03/01/2005 to 10/02/2006; Federal Home Loan Bank, 0.00% to 7.63%, due 02/15/2006 to 11/14/2014; Federal Home Loan Mortgage Association, 0.00% to 12.00%, due 04/04/2005 to 03/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 03/22/2005 to 03/01/2035 and Government National Mortgage Association, 4.50% to 5.50%, due 09/15/2019 to 11/15/2033.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

		Ultra-Short
		Duration	Short
	Money Market	Government	Duration
	Portfolio	Portfolio	Portfolio

ASSETS
Investment at value (identified cost $375,698,980, $699,839,252 and $714,564,557, respectively)	$375,698,980	$692,046,030	$706,022,862
Repurchase agreements, at value based on amortized cost	278,500,000	130,500,000	22,400,000
Cash	50,553	71,196	82,734
Receivables:
Investment securities sold	—	109,603,680	883,507
Interest	803,602	2,876,749	3,403,114
Fund shares sold	65,117	—	—
Other assets	17,043	31,319	23,158

Total assets	$655,135,295	$935,128,974	$732,815,375

LIABILITIES
Payables:
Investment securities purchased	27,968,803	100,000,000	19,726,804
Dividends	448,423	1,155,335	1,529,548
Advisory fees	29,583	135,421	106,782
Administration fees	8,452	67,710	26,695
Accrued expenses	68,100	54,894	45,733

Total liabilities	28,523,361	101,413,360	21,435,562

NET ASSETS
Paid-in capital	626,611,934	884,652,101	733,334,275
Accumulated undistributed net investment income	—	2,948,409	3,248,082
Accumulated net realized loss on investment transactions	—	(46,091,674)	(16,660,849)
Net unrealized loss on investments	—	(7,793,222)	(8,541,695)

Net assets	$626,611,934	$833,715,614	$711,379,813

Net asset value, offering and redemption price per Unit (net assets/ Units outstanding)	$1.00	$9.44	$9.60

UNITS OUTSTANDING
Total Units outstanding, $0.001 par value (unlimited number of Units authorized)	626,611,934	88,335,034	74,082,443

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2005
(Unaudited)

		Ultra-Short
		Duration	Short
	Money Market	Government	Duration
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income-unaffiliated	$5,446,418	$16,002,935	$13,167,740
Interest income-affiliated	37,500	—	—

Total income	5,483,918	16,002,935	13,167,740

Expenses:
Advisory fees	485,552	1,158,025	744,629
Administration fees	274,113	579,013	186,157
Custodian and accounting fees	30,004	110,401	107,654
Professional fees	35,758	63,405	35,785
Trustees’ fees	22,658	36,255	20,099
Printing fees	8,911	16,983	7,405
Registration fees	2,153	3,327	2,433
Transfer Agent fees	—	2,416	1,128
Other expenses	20,894	34,117	24,449

Total operating expenses	880,043	2,003,942	1,129,739
Less— expense reductions	(513,348)	(1,696)	(2,484)

Net operating expenses	366,695	2,002,246	1,127,255

Net Investment Income	$5,117,223	$14,000,689	$12,040,485

Net Realized Loss on Investment Transactions	(984)	(905,387)	(1,808,903)
Net Change in Unrealized Loss on Investments	—	(3,306,751)	(7,213,499)

Net Increase in Net Assets Resulting from Operations	$5,116,239	$9,788,551	$3,018,083

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Portfolio

	For the six
	months ended
	February 28, 2005	For the year ended
	(Unaudited)	August 31, 2004

From Operations:
Net investment income	$5,117,223	$9,927,577
Net realized gain (loss) on investment transactions	(984)	6,992

Net increase in net assets resulting from operations	5,116,239	9,934,569

Distributions to Unitholders:
From net investment income	(5,116,239)	(9,934,569)

Total distributions to Unitholders	(5,116,239)	(9,934,569)

From Unit Transactions:
Proceeds from sales of Units	2,719,360,000	9,966,095,449
Reinvestment of dividends and distributions	2,656,796	5,341,223
Cost of Units repurchased	(2,681,035,779)	(10,608,811,423)

Net increase (decrease) in net assets resulting from Unit transactions	40,981,017	(637,374,751)

Total increase (decrease)	40,981,017	(637,374,751)

Net Assets:
Beginning of period	585,630,917	1,223,005,668

End of period	$626,611,934	$585,630,917

Summary of Unit Transactions:
Units sold	2,719,360,000	9,966,095,449
Reinvestment of dividends and distributions	2,656,796	5,341,223
Units repurchased	(2,681,035,779)	(10,608,811,423)

Net increase (decrease) in Units outstanding	40,981,017	(637,374,751)

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

	Ultra-Short Duration
	Government Portfolio(a)		Short Duration Portfolio(a)

	For the six		For the six
	months ended		months ended
	February 28, 2005	For the year ended	February 28, 2005	For the year ended
	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004

From Operations:
Net investment income	$14,000,689	$30,843,545	$12,040,485	$26,125,927
Net realized loss on investment transactions	(905,387)	(4,892,647)	(1,808,903)	(524,569)
Net change in unrealized gain (loss) on investments	(3,306,751)	4,719,649	(7,213,499)	3,051,635

Net increase in net assets resulting from operations	9,788,551	30,670,547	3,018,083	28,652,993

Distributions to Unitholders:
From net investment income	(15,154,373)	(47,912,642)	(11,663,147)	(28,720,525)
From paid-in capital	—	—	—	(1,628,534)

Total distributions to Unitholders	(15,154,373)	(47,912,642)	(11,663,147)	(30,349,059)

From Unit Transactions:
Proceeds from sales of Units	1,500,000	108,785,976	31,500,000	54,646,459
Reinvestment of dividends and distributions	5,828,820	16,088,068	2,632,440	7,403,278
Cost of Units repurchased	(648,267,670)	(115,605,376)	(106,273,443)	(63,176,571)

Net increase (decrease) in net assets resulting from Unit transactions	(640,938,850)	9,268,668	(72,141,003)	(1,126,834)

Total decrease	(646,304,672)	(7,973,427)	(80,786,067)	(2,822,900)

Net Assets:
Beginning of period	1,480,020,286	1,487,993,713	792,165,880	794,988,780

End of period	$833,715,614	$1,480,020,286	$711,379,813	$792,165,880

Accumulated Undistributed Net Investment Income	$2,948,409	$4,102,093	$3,248,082	$2,870,744

Summary of Unit Transactions:
Units sold	158,543	11,375,696	3,273,215	5,585,251
Reinvestment of dividends and distributions	616,969	1,686,933	272,515	759,926
Units repurchased	(68,604,214)	(12,145,152)	(11,002,985)	(6,466,015)

Net increase (decrease) in Units outstanding	(67,828,702)	917,477	(7,457,255)	(120,838)

(a)	Effective June 29, 2004, the Government Securities Portfolio changed its name to the Ultra-Short Duration Government Portfolio and the Mortgage Securities Portfolio changed its name to the Short Duration Portfolio.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		From	Distributions
		investment	to								Ratios assuming
		operations	Unitholders								no expense reductions

									Ratio of				Ratio of
							Ratio of		net investment		Ratio of total		net investment
	Net asset	Net	From net	Net asset		Net assets,	net expenses		income to		expenses to		income to
	value, beginning	investment	investment	value, end	Total	end of	to average		average		average		average
	of period	income(a)	income	of period	return(b)	period (000’s)	net assets		net assets		net assets		net assets

Six months ended:
(Unaudited) 2/28/05	$1.00	$0.01	$(0.01)	$1.00	0.93%	$626,612	0.13	%(c)	1.87	%(c)	0.32	%(c)	1.68	%(c)
Years ended:
8/31/04	1.00	0.01	(0.01)	1.00	1.01	585,631	0.13		0.99		0.30		0.82
8/31/03	1.00	0.01	(0.01)	1.00	1.25	1,223,006	0.11		1.25		0.28		1.08
8/31/02	1.00	0.02	(0.02)	1.00	1.99	1,816,545	0.11		1.97		0.28		1.80
8/31/01	1.00	0.05	(0.05)	1.00	5.42	1,981,814	0.11		4.80		0.28		4.63
8/31/00	1.00	0.06	(0.06)	1.00	5.95	446,474	0.12		5.71		0.30		5.53

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes reinvestment of all distributions. Returns for periods less than one year are not annualized.

(c)	Annualized.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

					Distributions to
		From investment operations			unitholders
											Ratio of
	Net asset		Net realized	Total	From	Net asset		Net assets,	Ratio of		net investment
	value,	Net	and unrealized	from	net	value,		end of	total expenses		income		Portfolio
	beginning	investment	gain (loss)	investment	investment	end of	Total	period	to average		to average		turnover
	of period	income(a)(e)	on investments	operations	income(e)	period	return(b)	(000’s)	net assets		net assets		rate(c)

Six months ended:
(Unaudited) 2/28/05	$9.48	$0.11	$(0.03)	$0.08	$(0.12)	$9.44	0.88%	$833,716	0.35	%(f)	2.42	%(f)	41%
Years ended:
8/31/04	9.58	0.20	—	0.20	(0.30)	9.48	2.15	1,480,020	0.34		2.05		148
8/31/03	9.73	0.26	(0.07)	0.19	(0.34)	9.58	1.97	1,487,994	0.33		2.70		128
8/31/02	9.72	0.38 (d)	0.09 (d)	0.47	(0.46)	9.73	4.94	1,057,429	0.34		3.88	(d)	122
8/31/01	9.63	0.61	0.08	0.69	(0.60)	9.72	7.38	607,213	0.34		6.27		35
8/31/00	9.65	0.59	(0.04)	0.55	(0.57)	9.63	5.90	539,803	0.34		6.15		61

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one year are not annualized.

(c)	Includes the effect of mortgage dollar roll transactions, if any.

(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of these changes for the year ended August 31, 2002 was to decrease net investment income per unit by $0.05, increase net realized and unrealized gains and losses per unit by $0.05, and decrease the ratio of net investment income to average net assets by 0.53%. Per unit data for years prior to September 1, 2001 have not been restated to reflect this change in presentation.

(e)	Net investment income per unit differs from distributions to Unitholders primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(f)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		From investment operations			Distributions to Unitholders

	Net asset		Net realized
	value,	Net	and unrealized	Total from	From net	From
	beginning	investment	gain (loss) on	investment	investment	paid-in	Total
	of period	income(a)(e)	investments	operations	income(e)	capital	distributions

Six months ended: (Unaudited)
2/28/05	$9.72	$0.16	$(0.13)	$0.03	$(0.15)	$—	$(0.15)
Years ended:
8/31/04	9.74	0.33	0.03	0.36	(0.36)	(0.02)	(0.38)
8/31/03	9.93	0.36	(0.09)	0.27	(0.46)	—	(0.46)
8/31/02	9.84	0.51 (d)	0.12 (d)	0.63	(0.54)	—	(0.54)
8/31/01	9.56	0.62	0.27	0.89	(0.61)	—	(0.61)
8/31/00	9.57	0.60	(0.02)	0.58	(0.59)	—	(0.59)

[Additional columns below]

[Continued from above table, first column(s) repeated]

						Ratio of net
	Net asset		Net assets,	Ratio of total		investment
	value,		end of	expenses to		income to		Portfolio
	end of	Total	period	average net		average net		turnover
	period	return(b)	(000’s)	assets		assets		rate(c)

Six months ended: (Unaudited)
2/28/05	$9.60	0.31%	$711,380	0.30	%(f)	3.24	%(f)	150%
Years ended:
8/31/04	9.72	3.74	792,166	0.29		3.34		269
8/31/03	9.74	2.74	794,989	0.30		3.64		275
8/31/02	9.93	6.60	377,752	0.31		5.14	(d)	170
8/31/01	9.84	9.60	481,266	0.30		6.35		164
8/31/00	9.56	6.30	455,283	0.30		6.27		84

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one year are not annualized.
(c)	Includes the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per unit by $0.04, increase net realized and unrealized gains and losses per unit by $0.04, and decrease the ratio of net investment income to average net assets by 0.43%. Per unit data for years prior to September 1, 2001 have not been restated to reflect this change in presentation.
(e)	Net investment income per unit differs from distributions to Unitholders primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(f)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS

February 28, 2005

(Unaudited)

1.     Organization

      Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940 (“the Act”), as amended, as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Ultra-Short Duration Government Portfolio (formerly Government Securities Portfolio) and Short Duration Portfolio (formerly Mortgage Securities Portfolio) (collectively, “the Portfolios” or individually, a “Portfolio”). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2.     Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

  A.     Investment Valuation

      For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value.

  B.     Security Transactions and Investment Income

      Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

      Market discounts and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. For the Ultra-Short Duration Government Portfolio and Short Duration Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with generally accepted

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2005

(Unaudited)

2.     Summary of Significant Accounting Policies— (Continued)

accounting principles. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security.

  C.     Federal Taxes

      It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its Unitholders. Accordingly, no federal tax provisions are required. Income distributions to Unitholders are recorded on ex-dividend date, declared daily and paid monthly by the Portfolios.

      The characterization of distributions to Unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital.

      Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. Effective as of the fiscal year ended August 31, 2004, the Ultra-Short Duration Government and Short Duration Portfolios have elected to amortize and accrete market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such net amortization generally reduces taxable ordinary income available for distribution.

  D.     Expenses

      Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period.

  E.     Repurchase Agreements

      Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

      During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2005

(Unaudited)

2.     Summary of Significant Accounting Policies— (Continued)

for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

      Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”) or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

  F.     When-Issued Securities

      Consistent with National Credit Union Association (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

  G.     Mortgage Dollar Rolls

      The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage “dollar rolls” in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

3.     Agreements

      GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2005

(Unaudited)

3.     Agreements— (Continued)

the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee (“advisory fee”), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset levels	Fee

Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15
Ultra-Short Duration Government	All	0.20
Short Duration	All	0.20

      GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 28, 2005, GSAM waived advisory fees amounting to approximately $294,000.

      Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, which includes 39 major credit unions that are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Trust’s Board of Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Fee

Money Market	0.10%
Ultra-Short Duration Government	0.10
Short Duration	0.05

      CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. This voluntary limitation may be modified or eliminated by CUFSLP in the future at its discretion. For the six months ended February 28, 2005, CUFSLP waived administration fees amounting to approximately $219,000.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2005

(Unaudited)

3.     Agreements— (Continued)

      CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses exclusive of any expense offset arrangements) (the “Expenses”) of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the six months ended February 28, 2005, no expenses were required to be reimbursed by CUFSLP under this agreement.

      CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Ultra-Short Duration Government Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Ultra-Short Duration Government Portfolio’s average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Ultra-Short Duration Government Portfolio’s average daily net assets. For the six months ended February 28, 2005, no expenses were required to be reimbursed by CUFSLP or GSAM under this agreement.

      In addition, the Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. For the six months ended February 28, 2005, custody fee reductions for Money Market, Ultra-Short Duration Government and Short Duration Portfolios amounted to approximately $400, $1,700 and $2,500, respectively.

      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of Units of the Portfolios. For the six months ended February 28, 2005, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios and receives a fee (“transfer agent fee”) from the Ultra-Short Duration Government and Short Duration Portfolios. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on accounts that were open during the month.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2005

(Unaudited)

4.	Investment Transactions

      The cost of purchases and proceeds of sales and maturities of long-term securities for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio for the six months ended February 28, 2005 were as follows ($ in thousands):

	Ultra-Short
	Duration	Short
	Government	Duration
	Portfolio	Portfolio

Purchases of U.S. Government and agency obligations	$359,258	$1,095,642
Purchases (excluding U.S. Government and agency obligations)	—	10,681
Sales or maturities of U.S. Government and agency obligations	493,175	1,070,133
Sales or maturities (excluding U.S. Government and agency obligations)	—	24,302

5.	Line of Credit Facility

      The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended February 28, 2005, the Portfolios did not have any borrowings under this facility.

6.	Other Matters

      Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

      In June 2004, the Financial Accounting Standards Board’s Emerging Issues Task Force issued EITF 03-01, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.” The EITF contains guidance on the determination of whether an investment is considered impaired and the appropriate recording of any impairment loss. On September 30, 2004, the FASB delayed the effective date of EITF 03-01 and extended the comment period for certain aspects of the guidance. Although the EITF is not expected to have a significant impact on the Portfolios’ financial statements, the guidance as issued could affect the Portfolios’ Unitholders’ financial reporting of investments in the

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2005

(Unaudited)

6.                       Other Matters—(Continued)

TCU Ultra-Short Duration Government and Short Duration Portfolios. At this time, it is unclear how this may impact a Unitholder’s decisions surrounding investments in these Portfolios.

7.	Additional Tax Information

      As of the Portfolios’ most recent fiscal year end, August 31, 2004, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Ultra-Short
	Duration	Short
	Government	Duration
	Portfolio	Portfolio

Timing differences (dividends payable and post October losses)	$(20,673,220)	$(5,810,531)
Capital loss carryforward[1]	(27,105,029)	(10,977,946)

[1]	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated:

Portfolio	2005	2007	2008	2009	2010	2011	2012

Ultra-Short Duration Government	$(417,251)	$(5,040,383)	$(689,432)	$(139,960)	$(371,560)	$(2,667,678)	$(17,778,765)
Short Duration	—	(4,468,853)	(526,184)	—	—	(1,439,421)	(4,543,488)

      There were no significant book to tax differences for the Money Market Portfolio.

      The amortized cost for the Money Market Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes. At February 28, 2005, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Ultra-Short
	Duration	Short
	Government	Duration
	Portfolio	Portfolio

Tax cost	$825,820,208	$732,786,546

Gross unrealized gain	627,712	731,908
Gross unrealized loss	(3,901,890)	(5,095,592)

Net unrealized security loss	$(3,274,178)	$(4,363,684)

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 28, 2005

(Unaudited)

7.	Additional Tax Information—(Continued)

      The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, market discounts and market premiums.

Portfolio Expenses (Unaudited) — Six-Month Period Ended February 28, 2005

          As a Unitholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 through February 28, 2005.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a Unitholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Money Market Portfolio			Ultra-Short Duration Government Portfolio

	Beginning	Ending	Expenses Paid	Beginning	Ending	Expenses Paid
	Account Value	Account Value	for the 6 months	Account Value	Account Value	for the 6 months
	9/1/04	2/28/05	ended 2/28/05*	9/1/04	2/28/05	ended 2/28/05*

Actual	$1,000.00	$1,009.30	$0.67	$1,000.00	$1,008.80	$1.72
Hypothetical 5% return	1,000.00	1,024.13 +	0.67	1,000.00	1,023.08 +	1.73

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Short Duration Portfolio

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	for the 6 months
	9/1/04	2/28/05	ended 2/28/05*

Actual	$1,000.00	$1,003.10	$1.50
Hypothetical 5% return	1,000.00	1,023.29 +	1.52

*	Expenses are calculated using each Portfolio’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended 2/28/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were 0.13%, 0.35% and 0.30% for the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

TRUST

for Credit Unions

Trustees
D. Michael Riley, Chairman
Gary Oakland, Vice-Chairman
James C. Barr
Edgar F. Callahan
Robert M. Coen
John T. Collins
Thomas S. Condit
Rudolf J. Hanley
Betty G. Hobbs
Wendell A. Sebastian

Officers
Charles W. Filson, President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
Kaysie P. Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.,
Limited Liability Limited Partnership

Investment Adviser
Goldman Sachs Asset Management, L.P.,
an affiliate of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.
Goldman, Sachs & Co.

Independent Auditors
PricewaterhouseCoopers LLP

Return address:
Goldman Sachs Funds
4900 Sears Tower, 51st Floor
Chicago, IL 60606

TCUSAR05

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	Not applicable to the Semi-Annual Report for the period ended February 28, 2005.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to the semi-annual report for the period ended February 28, 2005.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the Semi-Annual Report to stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Trust for Credit Unions’ Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 10(a)(1) of the registrant’s Form N-CSR filed on November 7, 2003 (Accession Number 0000950123-03-012301).

(a)(2) Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

(a)(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust For Credit Unions

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	April 25, 2005

By:	/s/ JOHN M. PERLOWSKI

John M. Perlowski
Treasurer/Principal Financial Officer of
Trust For Credit Unions

Date:	April 27, 2005